Note 5 - Income Taxes - Reconciliation of Federal Statutory Income Tax Rate to Effective Tax Rate (Details)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Income tax expense (benefit) at U.S. federal statutory rate	(34.00%)	(34.00%)
Income tax expense (benefit) at U.S. federal statutory rate	34.00%	34.00%
Benefit of tax deduction allowed to manufacturing companies		(6.60%)
Current year state and local income taxes net of federal income tax benefit	(1.70%)	8.40%
Other	0.20%	(9.50%)
Provision for (benefit from) income taxes	(35.50%)	26.30%